Components of Income Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
PRC, excluding Hong Kong	$ 87,504	$ 6,923	$ 18,686
Hong Kong and other jurisdictions	(2,590)	(6,365)	(5,148)
Income before income tax	$ 84,914	$ 558	$ 13,538